Schedule of lease receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Finance lease receivables	R$ 243,121	R$ 162,198
Current portion	(30,076)	(5,357)
Non-current portion	213,045	156,841
L T Amazonas [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	166,944	R$ 162,198
Sublease Stores [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	R$ 76,177